COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2025	Mar. 11, 2025	Feb. 05, 2024	Sep. 30, 2021	Mar. 10, 2021	Jun. 30, 2025	May 31, 2025	May 31, 2024	Feb. 28, 2025		Feb. 29, 2024	Feb. 28, 2023
Product Liability Contingency [Line Items]
Legal settlements payable	$ 65,000
Rent expense and operating lease cost							$ 58,219	$ 62,013	$ 240,731		$ 260,406	$ 240,731
Security deposit	15,880						15,880		15,880	[1]	15,880
Operating lease, right of use of asset	$ 1,044,802						$ 1,044,802		$ 1,010,545	[1]	$ 1,139,188
10 Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease					the Company entered into a 10 year lease agreement for a manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month
Rent expense and operating lease cost					$ 15,880
Security deposit					15,880
10 Years Lease Agreement [Member] | Ferndale, Michigan [Member]
Product Liability Contingency [Line Items]
Rent expense and operating lease cost					15,880
Security deposit					$ 15,880
3-Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease		On March 11, 2025, the Company entered into a 3-year lease agreement for a vehicle commencing March 11, 2025 through to March 11, 2028 with a minimum base rent of $1,286 per month.	On February 5, 2024, the Company entered into a 3-year lease agreement for a vehicle commencing February 5, 2024 through to February 5, 2027 with a minimum base rent of $1,223 per month.	On September 30, 2021, the Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to September 30, 2024 with a minimum base rent of $1,538 per month. The Company paid a down payment of $18,462.
Rent expense and operating lease cost		$ 1,286	$ 1,223	$ 1,538
Rental down payment		13,188	$ 9,357	$ 18,462
Operating lease, right of use of asset		$ 53,739
Subsequent Event [Member]
Product Liability Contingency [Line Items]
Legal settlements payable						$ 65,000

[1]	Derived from audited information